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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/12

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:623 Fifth Ave, Suite 2502,
   	New York, NY 10022



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY		     15 May 2012
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 6,491,066
Form 13F Information Table Value Total: $ 223,686,414



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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03/31/2012                                          	1


USD


ITEM1				ITEM 2		ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  		CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)
ABOVENET INC			COM		00374N 10 7	10,839,514	130,912 	 X
ADVANCE AMER CASH ADVANCE CT	COM		00739W 10 7	5,164,468	492,323 	 X
ADVANCE AMER CASH ADVANCE CT	CALL		00739W 90 7	2,000 		40 		 X
ARCHIPELAGO LEARNING INC	COM		03956P 10 2	1,186,004 	106,655 	 X
AUSTRALIA ACQUISITION CORP	UNIT 99/99/99	G06368 12 3	988,043 	96,962 		 X
COGDELL SPENCER INC		COM		19238U 10 7	424 		100 		 X
DELPHI FINL GROUP INC		CL A		247131 10 5	8,954 		200 		 X
EL PASO CORP			COM		28336L 10 9	13,356,600 	452,000 	 X
GOODRICH CORP			COM		382388 10 6	52,372,956 	417,514 	 X
GOODRICH CORP			CALL		382388 90 6	411,000 	200 		 X
GOODRICH CORP			CALL		382388 90 6	169,500 	300 		 X
HICKS ACQUISITION CO II INC	COM		429090 10 3	3,585,282 	365,100 	 X
HICKS ACQUISITION CO II INC	UNIT 99/99/99	429090 20 2	1,562,808 	152,618 	 X
KINDER MORGAN INC DEL		PUT		49456B 95 1	2,125,760 	1,898 		 X
MEDCO HEALTH SOLUTIONS INC	PUT		58405U 95 2	34,920 		873 		 X
MEDCO HEALTH SOLUTIONS INC	COM		58405U 10 2	20,156,557 	286,722 	 X
MIDAS GROUP INC			COM		595626 10 2	90,692 		7,900 		 X
MOTOROLA MOBILITY HLDINGS INC	COM NEW		620076 30 7	26,700,466 	680,440 	 X
O CHARLEYS INC			COM		670823 10 3	5,927,606 	602,399 	 X
PEP BOYS MANNY MOE & JACK	CALL		713278 90 9	26,460 		108 		 X
RADVISION LTD			ORD		M81869 10 5	4,269,911 	364,638 	 X
RSC HOLDINGS INC		COM		74972L 10 2	25,332,132 	1,121,387 	 X
SOLUTIA INC			COM NEW		834376 50 1	18,535,759 	663,413 	 X
TALEO CORP			CL A		87424N 10 4	19,445,109 	423,364 	 X
ZOLL MED CORP			COM		989922 10 9	11,393,490 	123,000 	 X




			 				       $ 223,686,414	 6,491,066



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